Business Acquisition (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Purchase Consideration and Net Assets Acquired
Details of the purchase consideration and net assets acquired are as follows:

		April 1, 2026
(in $ millions)
Fair value of previously held 40% equity interest (1)		0.3
Fair value of non-controlling interest (2)		0.4
Purchase consideration - cash		0.1
Total assumed purchase consideration		0.8
Less: Fair value of net assets acquired:
Cash	0.1
Trade receivables	0.9
Prepaid expenses and other current assets	0.3
Customer relationships	0.5
Trade payables	(0.1)
Accrued expenses	(0.9)	0.8
		—

(1) The fair value of previously held investment in Peak Maritime was recalculated based on the cash purchase price of the additional 14% equity interest acquired on April 1, 2026. There was no material difference between the fair value and the carrying value of the equity method investment.

(2) Non-controlling interest comprises 36% equity interest owned by Bruton Limited and 10% equity interest owned by 2020 Bulkers Ltd.